Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Capital Commitments [Abstract]
Summary of Future Minimum Commitments for Non Cancellable Operating Leases

The following table summarizes future minimum commitments of the Group under non-cancelable operating arrangements, which are mainly related to leased facilities and rental of bandwidth:

	2017 RMB’million	2018 RMB’million
Within one year	61	212
Later than one year but not later than five years	44	93
	105	305

Summary of Minimum Royalty Payments Under Licensing Agreement

The Group is subject to the following minimum royalty payments associated with its license agreements:

	2017	2018
	RMB’million	RMB’million
Within one year	1,821	3,599
Later than one year but not later than five years	3,102	2,284
More than 5 years	-	2
	4,923	5,885